Bank of America Corporate Center 100 North Tryon Street Suite 4000 Charlotte, NC 28202-4025 +1 704 339 3100 Main +1 704 339 3101 Fax www.dechert.com
Frederick H. Sherley frederick.sherley@dechert.com +1 704 339 3151 Direct +1 704 339 3101 Fax

March 1, 2010

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	HSBC Advisor Funds Trust (“Registrant”)

File Nos. 333-02205 and 811-07583

Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 23 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 25 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purposes of (i) bringing the financial statements and other information up to date under Section 10(a)(3) of the 1933 Act; (ii) filing the required exhibits; (iii) incorporating comments received from Commission Staff concerning Registrant’s Post-Effective Amendment No. 22 to the Registrant’s Registration Statement under the 1933 Act; and (iv) making other non-material changes to the Prospectus and Statement of Additional Information. We hereby represent that the attached Post-Effective Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

No fee is required in connection with this filing. Please direct any questions concerning the filing to me at 704.339.3151.

Very truly yours,

/s/ Frederick H. Sherley

Frederick H. Sherley

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